29. Financial income	12 Months Ended
Dec. 31, 2018
Financial Income
Financial income
	2018	2017	2016

Financial income	412,733	512,565	750,450
Interest on financial investments	119,548	369,517	477,667
Interest received from clients	36,793	38,227	43,340
Swap interest	17,001	32,300	129,179
Interest on leasing	25,664	22,709	25,756
Monetary adjustments	207,191	39,694	61,628
Other income	6,536	10,118	12,880